EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of earnings per share

	For the year ended December 31,
	(in millions, except per share data)
	2016	2015	2014
Income (loss) from continuing operations attributable to Terex Corporation common stockholders	$(193.0)	$128.4	$253.5
Income (loss) from discontinued operations-net of tax	13.4	14.1	6.9
Gain (loss) on disposition of discontinued operations-net of tax	3.5	3.4	58.6
Net income (loss) attributable to Terex Corporation	$(176.1)	$145.9	$319.0
Basic shares:
Weighted average shares outstanding	107.9	107.4	109.7
Earnings (loss) per share - basic:
Income (loss) from continuing operations	$(1.79)	$1.20	$2.31
Income (loss) from discontinued operations-net of tax	0.13	0.13	0.06
Gain (loss) on disposition of discontinued operations-net of tax	0.03	0.03	0.54
Net income (loss) attributable to Terex Corporation	$(1.63)	$1.36	$2.91
Diluted shares:
Weighted average shares outstanding - basic	107.9	107.4	109.7
Effect of dilutive securities:
Stock options, restricted stock awards and convertible notes	—	2.2	4.5
Diluted weighted average shares outstanding	107.9	109.6	114.2
Earnings (loss) per share - diluted:
Income (loss) from continuing operations	$(1.79)	$1.17	$2.22
Income (loss) from discontinued operations-net of tax	0.13	0.13	0.06
Gain (loss) on disposition of discontinued operations-net of tax	0.03	0.03	0.51
Net income (loss) attributable to Terex Corporation	$(1.63)	$1.33	$2.79

Schedule of noncontrolling interest attributable to common stockholders
The following table provides information to reconcile amounts reported on the Consolidated Statement of Income (Loss) to amounts used to calculate earnings per share attributable to Terex Corporation common stockholders (in millions) for the year ended December 31:

Reconciliation of amounts attributable to common stockholders:	2016	2015	2014
Income (loss) from continuing operations	$(193.3)	$128.2	$252.0
Net loss (income) from continuing operations attributable to noncontrolling interest	0.3	0.2	1.5
Income (loss) from continuing operations attributable to common stockholders	$(193.0)	$128.4	$253.5